UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21502

RMR HOSPITALITY AND REAL ESTATE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET
NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
Adam D. Portnoy, President	1666 K Street, NW
RMR Hospitality and Real Estate Fund	Washington, DC 20006
400 Centre Street
Newton, Massachusetts 02458	Julie A. Tedesco, Esq.
State Street Bank and Trust Company
Two Avenue de Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Proxy Voting Record.

Fund	RHR

Company	Alesco Financial, Inc.
Ticker:	AFN	Cusip:	014485106
Meeting Date:	5/22/2007	Record Date:	4/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Rodney E. Bennett, (2) Marc Chayette, (3) Daniel G. Cohen, (4) Thomas P. Costello, (5) G. Steven Dawson, (6) Jack Haraburda, (7) James J. McEntee, III, (8) Lance Ullom, (9) Charles W. Wolcott.

		For	For	Management

2.00	To amend the company’s 2006 long-term incentive plan, as described in the accompanying proxy statement.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the year ending December 31, 2007.	For	For	Management

Company	AMB Property Corporation
Ticker:	AMB	Cusip:	00163T109
Meeting Date:	5/10/2007	Record Date:	3/6/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

(1A) Election of director: Afsaneh M. Beschloss, (1B) Election of director: T. Robert Burke, (1C) Election of director: David A. Cole, (1D) Election of director: Lydia H. Kennard, (1E) Election of director: J. Michael Losh, (1F) Election of director: Hamid R. Moghadam, (1G) Election of director: Frederick W. Reid, (1H) Election of director: Jeffrey L. Skelton, (1I) Election of director: Thomas W. Tusher.

		For	For	Management

2.00	Ratification of the selection of Pricewaterhousecoopers LLP as the independent registered public accounting firm of AMB Property Corporation for the fiscal year ending December 31, 2007.	For	For	Management

3.00	Approval of the amended and restated 2002 stock option and incentive plan.	For	For	Management

4.00	Stockholder proposal regarding pay-for-superior performance.	Against	Against	Stockholder

Company	American Capital Strategies, Ltd.
Ticker:	ACAS	Cusip:	024937104
Meeting Date:	5/4/2007	Record Date:	3/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Mary C. Baskin, (2) John A. Koskinen, (3) Alvin N. Puryear.	For	For	Management

2.00	Approval of the 2007 stock option plan.	For	For	Management

3.00	Approval of the amendment to our certificate of incorporation to declassify the board of directors.	For	For	Management

4.00	Approval of the amendment to our certificate of incorporation to increase the number of authorized shares.	For	For	Management

5.00	Approval of the amendment to the incentive bonus plan.	For	For	Management

6.00	Ratification of appointment of Ernst & Young LLP as auditors for the year ending December 31, 2007.	For	For	Management

Company	American Financial Realty Trust
Ticker:	AFR	Cusip:	02607P305
Meeting Date:	6/6/2007	Record Date:	4/5/2007

#	Proposal	Management Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Richard J. Berry, (2) John R. Biggar, (3) Raymond Garea, (4) John P. Hollihan III, (5) Richard A. Kraemer, (6) Alan E. Master, (7) Harold W. Pote, (8) Lewis S. Ranieri.

		For	For	Management

Company	American Mortgage Acceptance
Ticker:	AMC	Cusip:	027568104
Meeting Date:	6/12/2007	Record Date:	4/13/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Jeff T. Blau, (2) J. Larry Duggins, (3) George P. John, (4) Harry Levine, (5) Scott M. Mannes, (6) Stanley R. Perla, (7) Marc Schnitzer.

		For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accountants of American Mortgage Acceptance Company.	For	For	Management

Company	Apartment Investment & Management Company
Ticker:	AIV	Cusip:	03748R101
Meeting Date:	4/30/2007	Record Date:	3/2/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) James N. Bailey, (2) Terry Considine, (3) Richard S. Ellwood, (4) Thomas L. Keltner, (5) J. Landis Martin, (6) Robert A. Miller, (7) Thomas L. Rhodes, (8) Michael A. Stein.

		For	Did not vote	Management

2.00	To ratify the selection of Ernst & Young LLP to serve as the independent registered public accounting firm for AimCo for the fiscal year ending December 31, 2007.	For	Did not vote	Management

3.00	To approve the AimCo 2007 stock award and incentive plan.	For	Did not vote	Management

4.00	To approve the AimCo 2007 employee stock purchase plan.	For	Did not vote	Management

Company	Arbor Realty Trust, Inc.
Ticker:	ABR	Cusip:	038923108
Meeting Date:	5/30/2007	Record Date:	4/13/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) John J. Bishar, Jr., (2) Archie R. Dykes, (3) Joseph Martello, (4) Kyle A. Permut.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for fiscal year 2007.	For	For	Management

3.00	Approval of an amendment to the company’s charter to lower each of the aggregate stock ownership limit and the common stock ownership limit from 8.3 percent to 7.0 percent.	For	For	Management

Company	Ashford Hospitality Trust
Ticker:	AHT	Cusip:	044103109
Meeting Date:	5/15/2007	Record Date:	3/19/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Archie Bennett, Jr., (2) Montgomery J. Bennett, (3) Martin L. Edelman, (4) W.D. Minami, (5) W. Michael Murphy, (6) Phillip S. Payne, (7) Charles P. Toppino.

		For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

Company	Associated Estates Realty
Ticker:	AEC	Cusip:	045604105
Meeting Date:	5/2/2007	Record Date:	3/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Albert T. Adams, (2) James M. DeLaney, (3) Jeffrey I. Friedman, (4) Michael E. Gibbons, (5) Mark L. Milstein, (6) James A. Schoff, (7) Richard T.

		For	For	Management

2.00	To ratify the selection of Pricewaterhousecoopers LLP as the company’s independent accountants for the company’s fiscal year ending December 31, 2007.	For	For	Management

Company	BNP Residential Properties, Inc.
Ticker:	BNP	Cusip:	05564T103
Meeting Date:	12/21/2006	Record Date:	10/20/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approval of the merger of BNP Residential Properties, Inc. with and into Babcock & Brown Bravo Acquisition LLC Pursuant to the amended and restated agreement and plan of merger, dated as of October 17, 2006, all as more fully described in the proxy statement.

		For	For	Management

Company	Boston Properties, Inc.
Ticker:	BXP	Cusip:	101121101
Meeting Date:	5/15/2007	Record Date:	3/26/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Mortimer B. Zuckerman, (2) Carol B. Einiger, (3) Richard E. Salomon.	For	For	Management

2.00	To consider and act upon a proposal to approve the second amendment and restatement of the Boston Properties, Inc. 1997 stock option and incentive plan.	For	For	Management

3.00	To ratify the audit comittee’s appointment of Pricewaterhousecoopers LLP as Boston Properties, Inc.’s independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

4.00	To consider and act upon a stockholder proposal concerning the annual election of directors, if properly presented at the annual meeting.	Against	Against	Stockholder

5.00	To consider and act upon a stockholder proposal concerning energy efficiency, if properly presented at the annual meeting.	Against	Against	Stockholder

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368203
Meeting Date:	5/9/2007	Record Date:	3/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Walter D’Alessio, (2) D. Pike Aloian, (3) Thomas F. August, (4) Donald E. Axinn, (5) Wyche Fowler, (6) Michael J. Joyce, (7) Anthony A. Nichols, Sr., (8) Michael V. Prentiss, (9) Charles P. Pizzi, (10) Gerard H. Sweeney.

		For	For	Management

2.00	Ratification of the audit committee’s appointment of Pricewaterhousecoopers, LLP as independent registered public accounting firm.	For	For	Management

3.00	Amendment and restatement of 1997 long-term incentive plan.	For	For	Management

4.00	Employee share purchase plan.	For	For	Management

Company	Carramerica Realty Corporation
Ticker:	CRE	Cusip:	144418100
Meeting Date:	7/11/2006	Record Date:	5/22/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approval of the merger of Carramerica Realty Corporation with and into Nantucket Acquisition Inc., the agreement and plan of merger, dated as of March 5, 2006, as amended, and the other transactions contemplated by the agreement and plan of merger, all as more fully described in the proxy statement.

		For	For	Management

Company	CBL & Associates Properties, Inc.
Ticker:	CBL	Cusip:	124830100
Meeting Date:	5/7/2007	Record Date:	3/12/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stephen D. Lebovitz, (2) Winston W. Walker.	For	For	Management

2.00	To ratify the selection of Deloitte & Touche, LLP as the independent registered public accountants for the company’s fiscal year ending December 31, 2007.	For	For	Management

Company	CentraCore Properties Trust
Ticker:	CPV	Cusip:	15235H107
Meeting Date:	1/23/2007	Record Date:	12/6/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approval of the agreement and plan of merger, dated September 19, 2006, by and among the GEO Group, Inc., GEO Acquisition II, Inc. and CentraCore Properties Trust, pursuant to which the company will be acquired for $32.00 per share (plus unpaid dividends through the closing date).

		For	For	Management

Company	Colonial Properties Trust
Ticker:	CLP	Cusip:	195872106
Meeting Date:	4/25/2007	Record Date:	3/8/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Weston M. Andress, (2) Carl F. Bailey, (3) M. Miller Gorrie, (4) William M. Johnson, (5) Glade M. Knight, (6) James K. Lowder, (7) Thomas H. Lowder, (8) Herbert A. Meisler, (9) Claude B. Nielsen, (10) Harold W. Ripps, (11) Donald T. Senterfitt, (12) John W. Spiegel, (13) C.R. Thompson, III.

		For	For	Management

2.00	To ratify the appointment of Pricewaterhousecoopers LLP, as independent registered public accounting firm of the company for the fiscal year ending December 31, 2007.	For	For	Management

Company	Columbia Equity Trust, Inc.
Ticker:	COE	Cusip:	197627102
Meeting Date:	2/27/2007	Record Date:	1/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Proposal to approve the merger of Columbia Equity Trust, Inc. with and into SSPF/CET OP Holding Company LLC pursuant to the agreement and plan of merger, dated as of November 5, 2006, by and among SSPF/CET Operating Company LLC, SSPF/CET OP Holding Company LLC, SSPF/CET OP Holding Company Subsidiary L.P., Columbia Equity Trust, Inc. and Columbia Equity, LP.

		For	For	Management

Company	Corporate Office Properties Trust
Ticker:	OFC	Cusip:	22002T108
Meeting Date:	5/17/2007	Record Date:	3/15/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Douglas M. Firstenberg, (2) Clay W. Hamlin, III, (3) Jay H. Shidler, (4) Kenneth S. Sweet, Jr.	For	For	Management

2.00	Extension of the term of the amended and restated 1998 long-term incentive plan for a period of ten years.	For	For	Management

Company	Cousins Properties, Inc.
Ticker:	CUZ	Cusip:	222795106
Meeting Date:	5/14/2007	Record Date:	3/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Thomas D. Bell, Jr., (2) Erskine B. Bowles, (3) James D. Edwards, (4) Lillian C. Giornelli, (5) S. Taylor Glover, (6) James H. Hance, Jr., (7) William B. Harrison, Jr., (8) Boone A. Knox, (9) William Porter Payne.

		For	For	Management

2.00	Proposal to amend the 1999 incentive stock plan to increase the number of shares available under the plan by 900,000.	For	For	Management

3.00	Proposal to ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

Company	Crystal River Capital Inc.
Ticker:	CRZ	Cusip:	229393301
Meeting Date:	6/12/2007	Record Date:	5/1/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) William F. Paulsen, (2) Louis P. Salvatore.	For	For	Management

2.00

On the proposal to ratify the appointment by the company’s audit committee of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2007.

		For	For	Management

Company	Crystal River Capital, Inc.
Ticker:	CRZ	Cusip:	229393301
Meeting Date:	11/9/2006	Record Date:	10/4/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: (1) Bruce K. Robertson, (2) Janet Graham, (3) Harald Hansen.	For	For	Management

2.00	On the proposal to ratify the appointment of Ernst & Young LLP as the company’s independent accountants for the fiscal year ending December 31, 2006.	For	For	Management

Company	DCT Industrial Trust, Inc.
Ticker:	DCT	Cusip:	233153105
Meeting Date:	5/3/2007	Record Date:	3/21/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Thomas G. Wattles, (2) Philip L. Hawkins, (3) Phillip R. Altinger, (4) Thomas F. August, (5) John S. Gates, Jr., (6) Tripp H. Hardin, (7) James R. Mulvihill, (8) John C. O’Keefe, (9) Bruce L. Warwick.

		For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2007.	For	For	Management

Company	Developers Diversified Realty
Ticker:	DDR	Cusip:	251591103
Meeting Date:	5/8/2007	Record Date:	3/19/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To fix the number of directors at nine.	For	For	Management

2.00

Directors recommend: A vote for election of the following nominees: (1) Dean S. Adler, (2) Terrance R. Ahern, (3) Robert H. Gidel, (4) Victor B. Macfarlane, (5) Craig Macnab, (6) Scott D. Roulston, (7) Barry A. Sholem, (8) William B. Summers, Jr., (9) Scott A. Wolstein.

		For	For	Management

3.00

To approve an amendment to the company’s amended and restated articles of incorporation to increase the number of authorized common shares of the company from 200,000,000 to 300,000,000, all as more fully described in the proxy statement.

		For	For	Management

4.00

To approve an amendment to the company’s code of regulations to authorize the company to notify shareholders of record of shareholder meetings by electronic or other means of communication authorized by the shareholders.

		For	For	Management

5.00

To approve an amendment to the company’s code of regulations to authorize shareholders and other persons entitled to vote at shareholder meetings to appoint proxies by electronic or other verifiable communications.

		For	For	Management

6.00	To approve an amendment to the company’s code of regulations to authorize the company to issue shares without physical certificates.	For	For	Management

7.00	To ratify the selection of Pricewaterhousecoopers LLP as the company’s independent accountants for the company’s fiscal year ending December 31, 2007.	For	For	Management

Company	Douglas Emmett, Inc.
Ticker:	DEI	Cusip:	25960P109
Meeting Date:	5/31/2007	Record Date:	4/2/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Dan A. Emmett, (2) Jordan L. Kaplan, (3) Kenneth M. Panzer, (4) Leslie E. Bider, (5) Victor J. Coleman, (6) G. Selassie Mehreteab, (7) Thomas E. O’Hern, (8) Dr. Andrea Rich, (9) William Wilson III.

		For	For	Management

2.00	Proposal to ratify the selection of Ernst & Young LLP as our independent auditors for the year ending December 31, 2007.	For	For	Management

Company	Eagle Hospitality Properties Trust
Ticker:	EHP	Cusip:	26959T102
Meeting Date:	5/1/2007	Record Date:	3/15/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) William P. Butler, (2) J. William Blackham, (3) Robert J. Kohlhepp, (4) Frank C. McDowell, (5) Louis D. George, (6) Thomas R. Engel, (7) Thomas E. Costello, (8) Thomas E. Banta, (9) Paul S. Fisher.

		For	For	Management

2.00	To approve the ratification of the appointment of Ernst & Young LLP as independent auditors for the 2007 fiscal year.	For	For	Management

Company	EastGroup Properties, Inc.
Ticker:	EGP	Cusip:	277276101
Meeting Date:	5/30/2007	Record Date:	4/13/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) D. Pike Aloian, (2) H.C. Bailey, Jr., (3) Hayden C. Eaves, III, (4) Fredric H. Gould, (5) David H. Hoster II, (6) Mary E. McCormick, (7) David M. Osnos, (8) Leland R. Speed.

		For	For	Management

2.00	To consider and ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the 2007 fiscal year.	For	For	Management

Company	Entertainment Properties Trust
Ticker:	EPR	Cusip:	29380T105
Meeting Date:	5/9/2007	Record Date:	2/15/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Barrett Brady.	For	For	Management

2.00	Proposal to approve the company’s 2007 equity incentive plan.	For	For	Management

3.00	Proposal to approve the company’s annual performance-based incentive plan.	For	For	Management

4.00	Proposal to ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2007.	For	For	Management

Company	Equity Inns, Inc.
Ticker:	ENN	Cusip:	294703103
Meeting Date:	5/10/2007	Record Date:	3/15/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Phillip H. McNeill, Sr., (2) Raymond E. Schultz.	For	For	Management

2.00	Approval of the company’s 2007 stock incentive plan.	For	For	Management

Company	Equity Office Properties Trust
Ticker:	EOP	Cusip:	294741103
Meeting Date:	2/5/2007	Record Date:	12/28/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the merger of Equity Office Properties Trust with and into Blackhawk Acquisition Trust and the agreement and plan of merger, dated as of November 19, 2006, as amended, among Equity Office Properties Trust, EOP Operating Limited Partnership, Blackhawk Parent LLC, Blackhawk Acquisition Trust and Blackhawk Acquisition L.P., as fully described in the enclosed statement.

		For	Did not vote	Management

Company	Equity One, Inc.
Ticker:	EQY	Cusip:	294752100
Meeting Date:	6/4/2007	Record Date:	4/25/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Noam Ben-Ozer, (2) James S. Cassel, (3) Cynthia R. Cohen, (4) Neil Flanzraich, (5) Nathan Hetz, (6) Chaim Katzman, (7) Peter Linneman, (8) Jeffrey S. Olson, (9) Dori Segal.

		For	For	Management

2.00	The ratification of the appointment of Ernst & Young LLP to act as our independent auditors for 2007.	For	For	Management

3.00

The approval of the amendment of the company’s 2000 executive incentive compensation plan to, among other things, increase the number of shares reserved under the plan from 5,500,000 to 8,500,000 resulting in 3,862,386 shares available for grant.

		For	For	Management

4.00	To vote and otherwise represent the undersigned on any other matter as may properly come before the meeting or any adjournment or postponement thereof in the discretion of the proxy holder.	For	For	Management

Company	Equity Residential
Ticker:	EQR	Cusip:	29476L107
Meeting Date:	5/24/2007	Record Date:	3/30/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) John W. Alexander, (2) Charles L. Atwood, (3) Stephen O. Evans, (4) Boone A. Knox, (5) John E. Neal, (6) David J. Neithercut, (7) Desiree G. Rogers, (8) Sheli Z. Rosenberg, (9) Gerald A. Spector, (10) B. Joseph White, (11) Samuel

		For	For	Management

2.00	Ratification of the selection of Ernst & Young LLP as the company’s independent auditor for the year ending December 31, 2007.	For	For	Management

3.00	Shareholder proposal: Adoption of a majority vote standard for the election of trustees.	Against	Against	Management

Company	FelCor Lodging Trust Inc.
Ticker:	FCH	Cusip:	31430F101
Meeting Date:	5/22/2007	Record Date:	4/2/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Melinda J. Bush, (2) C. A. Ledsinger, Jr., (3) Robert H. Lutz, Jr., (4) Robert F. Cotter, (5) Thomas C. Hendrick.	For	For	Management

2.00	Ratification of the appointment of Pricewaterhousecoopers LLP as Felcor’s independent registered public accounting firm.	For	For	Management

Company	First Industrial Realty Trust, Inc.
Ticker:	FR	Cusip:	32054K103
Meeting Date:	5/16/2007	Record Date:	3/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Jay H. Shidler, (2) J. Steven Wilson, (3) Robert D. Newman.	For	For	Management

2.00	Approval of amendment no.2 to the 2001 stock incentive plan.	For	For	Management

3.00	Ratification of the appointment of Pricewaterhousecoopers LLP as the company’s independent registered public accounting firm.	For	For	Management

Company	Friedman, Billings, Ramsey Group, Inc.
Ticker:	FBR	Cusip:	358434108
Meeting Date:	6/7/2007	Record Date:	4/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Eric F. Billings, (2) Daniel J. Altobello, (3) Peter A. Gallagher, (4) Stephen D. Harlan, (5) Russell C. Lindner, (6) Ralph S. Michael, III, (7) Wallace L. Timmeny, (8) J. Rock Tonkel, Jr., (9) John T. Wall.

		For	For	Management

2.00	To ratify the appointment of Pricewaterhousecoopers, LLP as the company’s independent registered public accounting firm for 2007.	For	For	Management

3.00	To approve the amended key employee incentive plan.	For	For	Management

Company	Getty Realty Corporation
Ticker:	GTY	Cusip:	374297109
Meeting Date:	5/15/2007	Record Date:	3/30/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) M. Cooper, (2) P. Coviello, (3) L. Liebowitz, (4) H. Safenowitz, (5) D. Driscoll.	For	For	Management

2.00	The ratification of the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for the company for the fiscal year ending December 31, 2007.	For	For	Management

Company	Glenborough Realty Trust, Inc.
Ticker:	GLB	Cusip:	37803P105
Meeting Date:	11/28/2006	Record Date:	10/12/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

A proposal to (A) Adopt the agreement and plan of merger, dated as of August 20, 2006, by and among Glenborough Realty Trust Incorporated, Glenborough Properties, L.P., Gridiron Holdings LLC and Gridiron Acquisition LLC and (B) Approve the merger of Glenborough Realty Trust Incorporated with and into Gridiron Acquisition LLC.

		For	For	Management

Company	Glimcher Realty Trust
Ticker:	GRT	Cusip:	379302102
Meeting Date:	5/11/2007	Record Date:	3/9/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Niles C. Overly *, (2) William S. Williams *, (3) David M. Aronowitz **. * Class I Trustee; ** Class III Trustee;	For	For	Management

3.00	Approval of the following matters with respect to the Glimcher Realty Trust 2004 incentive compensation plan, as amended, all as more fully described in the proxy statement.	For	For	Management

4.00	Ratification of the appointment of BDO Seidman, LLP as Glimcher Realty Trust’s independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

Company	Health Care Property Investors, Inc.
Ticker:	HCP	Cusip:	421915109
Meeting Date:	5/10/2007	Record Date:	3/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) M.A. Cirillo- Goldberg, (2) Robert R. Fanning, Jr., (3) James F. Flaherty III, (4) David B. Henry, (5) Michael D. McKee, (6) Harold M. Messmer, Jr., (7) Peter L. Rhein, (8) Kenneth B. Roath, (9) Richard M. Rosenberg, (10) Joseph P. Sullivan.

		For	For	Management

2.00	To ratify the selection of Ernst & Young LLP as the company’s independent auditors for the fiscal year ending December 31, 2007.	For	For	Management

3.00	Stockholder proposal regarding executive compensation.	Against	Against	Stockholder

Company	Health Care REIT, Inc.
Ticker:	HCN	Cusip:	42217K502
Meeting Date:	5/3/2007	Record Date:	3/14/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Approval of an amendment to the company’s second restated certificate of incorporation to increase the number of authorized shares of preferred stock from 25,000,000 to 50,000,000.	For	For	Management

Company	Health Care REIT, Inc.
Ticker:	HCN	Cusip:	42217K106
Meeting Date:	5/3/2007	Record Date:	3/14/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Raymond W. Braun, (2) Thomas J. Derosa, (3) Jeffrey H. Donahue, (4) Fred S. Klipsch.	For	For	Management

2.00	Approval of an amendment to the company’s second restated certificate of incorporation to increase the number of authorized shares of common stock from 125,000,000 to 225,000,000.	For	For	Management

3.00	Approval of an amendment to the company’s second restated certificate of incorporation to increase the number of authorized shares of preferred stock from 25,000,000 to 50,000,000.	For	For	Management

4.00	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2007.	For	For	Management

Company	Healthcare Realty Trust
Ticker:	HR	Cusip:	421946104
Meeting Date:	5/15/2007	Record Date:	3/15/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: (1) Marliese E. Mooney, (2) Edwin B. Morris III, (3) John Knox Singleton.	For	For	Management

2.00	To act on a proposed Healthcare Realty Trust Incorporated 2007 employees stock incentive plan.	For	For	Management

3.00	Proposal to ratify the appointment of BDO Seidman, LLP as the company’s independent auditors.	For	For	Management

Company	Heritage Property Investment Trust
Ticker:	HTG	Cusip:	42725M107
Meeting Date:	10/3/2006	Record Date:	8/28/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approval of the merger of Heritage Property Investment Trust, Inc. with and into Centro Saturn Mergersub LLC, the agreement and plan of merger, dated as of July 9, 2006, by and among Heritage Property Investment Trust, Inc., Centro Saturn LLC and Centro Saturn Mergersub LLC, and the other transactions contemplated by the merger agreement.

		For	For	Management

Company	Hersha Hospitality Trust
Ticker:	HT	Cusip:	427825104
Meeting Date:	5/24/2007	Record Date:	3/30/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees :(1) Hasu P. Shah, (2) Michael A. Leven, (3) Kiran P. Patel, (4) John M. Sabin.	For	For	Management

2.00	Ratification of KPMG LLP as the company’s independent registered public accounting firm.	For	For	Management

Company	Highwoods Properties, Inc.
Ticker:	HIW	Cusip:	431284108
Meeting Date:	5/18/2007	Record Date:	3/9/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Edward J. Fritsch, (2) Lawrence A. Kaplan, (3) Sherry A. Kellett.	For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306103
Meeting Date:	5/1/2007	Record Date:	3/8/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Josh E. Fidler, (2) Alan L. Gosule, (3) Leonard F. Helbig, III, (4) Roger W. Kober, (5) Norman P. Leenhouts, (6) Nelson B. Leenhouts, (7) Edward J. Pettinella, (8) Clifford W. Smith, Jr., (9) Paul L. Smith, (10) Thomas S. Summer, (11) Amy L. Tait.

		For	For	Management

2.00	To ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for 2007.	For	For	Management

Company	Host Hotels & Resorts Inc.
Ticker:	HST	Cusip:	44107P104
Meeting Date:	5/17/2007	Record Date:	3/29/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Election of directors: (1a) Robert M. Baylis, (1b) Terence C. Golden, (1c) Ann M. Korologos, (1d) Richard E. Marriott, (1e) Judith A. McHale, (1f) John B. Morse, Jr., (1g) Christopher J. Nassetta.	For	For	Management

2.00	Ratify appointment of KPMG LLP as independent auditors.	For	For	Management

Company	IndyMac Bancorp, Inc.
Ticker:	NDE	Cusip:	456607100
Meeting Date:	4/26/2007	Record Date:	3/1/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors Recommend: A vote for election of the following nominees: (1) Michael W. Perry, (2) Louis E. Caldera, (3) Lyle E. Gramley, (4) Hugh M. Grant, (5) Patrick C. Haden, (6) Terrance G. Hodel, (7) Robert L. Hunt II, (8) Lydia H. Kennard, (9) Sen John Seymour (Ret.), (10) Bruce G. Willison.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as Indymac’s independent auditors for the year ending December 31, 2007.	For	For	Management

Company	Innkeepers USA Trust
Ticker:	KPA	Cusip:	4576J0104
Meeting Date:	5/2/2007	Record Date:	3/1/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Randall L. Churchey, (2) Jack P. Deboer, (3) Joel F. Zemans.	For	For	Management

2.00	Ratify appointment of Pricewaterhousecoopers LLP as independent auditors for the company for the fiscal year ending December 31, 2007.	For	For	Management

Ticker:	KPA	Cusip:	4576J0104
Meeting Date:	6/26/2007	Record Date:	5/24/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approve the merger of Innkeepers USA Trust with and into Grand Prix Acquisition Trust, a wholly-owned subsidiary of Grand Prix Holdings, LLC, pursuant to the agreement and plan of merger, by and among Grand Prix Holdings LLC, Grand Prix Acquisition Trust, Innkeepers USA Trust, Innkeepers USA Limited Partnership and Innkeepers Financial Corporation, as described in the statement.

		For	For	Management

Company	Iowa Telecommunications Services
Ticker:	IWA	Cusip:	462594201
Meeting Date:	6/14/2007	Record Date:	4/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Craig A. Lang, (2) H. Lynn Horak.	For	For	Management

2.00	Adoption of Iowa Telecom’s 2007 employee stock purchase plan.	For	For	Management

3.00	Adoption of amendment no. 1 to Iowa Telecom’s 2005 stock incentive plan.	For	For	Management

4.00	Approval and ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2007.	For	For	Management

Company	iStar Financial Inc.
Ticker:	SFI	Cusip:	45031U101
Meeting Date:	5/30/2007	Record Date:	4/2/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Jay Sugarman, (2) Glenn R. August, (3) Robert W. Holman, Jr., (4) Robin Josephs, (5) Carter McClelland, (6) John G. McDonald, (7) George R. Puskar, (8) Jeffrey A. Weber.

		For	For	Management

2.00	Approval of adoption of iStar Financial Inc. 2007 incentive compensation plan.	For	For	Management

3.00	Ratification of the appointment of Pricewaterhousecoopers LLP as the company’s independent accountants for the fiscal year ending December 31, 2007.	For	For	Management

Company	KKR Financial Holdings LLC
Ticker:	KFN	Cusip:	482476306
Meeting Date:	5/3/2007	Record Date:	3/26/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the merger under the agreement and plan of merger among KKR Financial Corp., KKR Financial Merger Corp. and KKR Financial Holdings LLC, pursuant to which the conversion transaction will be effected.

		For	For	Management

2.00

Directors recommend: A vote for election of the following nominees: (1) William F. Aldinger, (2) Tracy L. Collins, (3) Kenneth M. Deregt, (4) Saturnino S. Fanlo, (5) Vincent Paul Finigan, (6) Paul M. Hazen, (7) R. Glenn Hubbard, (8) Ross J. Kari, (9) Ely L. Licht, (10) Deborah H. McAneny, (11) Scott C. Nuttall, (12) Willy R. Strothotte.

		For	For	Management

3.00	To ratify the appointment of Deloitte & Touche LLP as KKR Financial Corp.’s independent registered public accounting firm for the year ending December 31, 2007.	For	For	Management

Company	LaSalle Hotel Properties
Ticker:	LHO	Cusip:	517942108
Meeting Date:	4/19/2007	Record Date:	2/9/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Donald S. Perkins, (2) Stuart L. Scott.	For	For	Management

2.00	To ratify the appointment of KPMG LLP as the independent registered public accountants of the company for the year ending December 31, 2007.	For	For	Management

3.00	To amend the amended and restated declaration of trust to increase the number of authorized common and preferred shares of beneficial interest that the company is authorized to issue.	For	For	Management

Company	Lexington Corporate Properties Trust
Ticker:	LXP	Cusip:	529043101
Meeting Date:	11/20/2006	Record Date:	10/13/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the agreement and plan of merger, dated as of July 23, 2006, by and among Lexington Corporate Properties Trust and Newkirk Realty Trust, Inc., a copy of which is attached as annex a to the joint proxy statement/prospectus, and the transactions contemplated thereby.

		For	For	Management

Company	Lexington Realty Trust
Ticker:	LXP	Cusip:	529043101
Meeting Date:	11/20/2006	Record Date:	10/13/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

*** DID NOT VOTE. RECEIVED AFTER VOTING DATE********To approve the agreement and plan of merger, dated as of July 23, 2006, by and among Lexington Corporate Properties Trust and Newkirk Realty Trust, Inc., a copy of which is attached as annex A to the joint proxy statement/prospectus, and the transactions contemplated thereby.

		For	Did not vote	Management

Ticker:	LXP	Cusip:	529043101
Meeting Date:	5/22/2007	Record Date:	3/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Michael L. Ashner, (2) E. Robert Roskind, (3) Richard J. Rouse, (4) T. Wilson Eglin, (5) William J. Borruso, (6) Clifford Broser, (7) Geoffrey Dohrmann, (8) Carl D. Glickman, (9) James Grosfeld, (10) Richard Frary, (11) Kevin W. Lynch.

		For	For	Management

2.00	To approve and adopt the Lexington Realty Trust 2007 equity-based award plan.	For	For	Management

3.00	To ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the year ending December 31, 2007.	For	For	Management

Company	Liberty Property Trust
Ticker:	LRY	Cusip:	531172104
Meeting Date:	5/17/2007	Record Date:	3/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) J. Anthony Hayden, (2) M. Leanne Lachman.	For	For	Management

2.00	Approval of the proposal to ratify the selection of Ernst & Young LLP as the Trust’s independent registered public accounting firm for 2007.	For	For	Management

3.00

Approval of the proposal to amend and restate the Trust’s amended and restated share incentive plan, without increasing the number of shares available for grant thereunder, including among other things to add to the types of awards available for grant under the plan.

		For	For	Management

Company	MCG Capital Corporation
Ticker:	MCGC	Cusip:	58047P107
Meeting Date:	5/9/2007	Record Date:	3/12/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Steven F. Tunney, (2) Edward S. Civera, (3) Kim D. Kelly.	For	For	Management

2.00

The ratification of the selection of the independent registered public accounting firm of Ernst & Young LLP as independent auditors for MCG Capital Corporation for the fiscal year ending December 31, 2007.

		For	For	Management

Company	Medical Properties Trust, Inc.
Ticker:	MPW	Cusip:	58463J304
Meeting Date:	5/17/2007	Record Date:	4/12/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Edward K. Aldag, Jr., (2) Virginia A. Clarke, (3) G. Steven Dawson, (4) R. Steven Hamner, (5) Robert E. Holmes, Ph. D., (6) Sherry A. Kellett, (7) William G. McKenzie, (8) L. Glenn Orr, Jr.

		For	For	Management

2.00	To approve the second amended and restated Medical Properties Trust, Inc. 2004 equity incentive plan.	For	For	Management

3.00	To ratify the appointment of KPMG LLP as independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

Company	Mission West Properties Inc.
Ticker:	MSW	Cusip:	605203108
Meeting Date:	5/17/2007	Record Date:	3/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Carl E. Berg, (2) John C. Bolger, (3) William A. Hasler, (4) Lawrence B. Helzel, (5) Raymond V. Marino.	For	For	Management

2.00	Ratify the selection of Burr, Pilger & Mayer, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417106
Meeting Date:	5/16/2007	Record Date:	3/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Kevin B. Habicht, (2) Clifford R. Hinkle, (3) Richard B. Jennings, (4) Ted B. Lanier, (5) Robert C. Legler, (6) Craig Macnab, (7) Robert Martinez.

		For	For	Management

2.00	To ratify the selection of the independent registered public accounting firm for 2007.	For	For	Management

3.00	To approve the 2007 performance incentive plan.	For	For	Management

Company	Nationwide Health Properties, Inc.
Ticker:	NHP	Cusip:	638620104
Meeting Date:	4/24/2007	Record Date:	3/2/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) David R. Banks, (2) Douglas M. Pasquale, (3) Jack D. Samuelson.	For	For	Management

2.00	Approve the share increase amendment to amend the company’s charter to increase the number of authorized shares of common stock of the company from 100,000,000 to 200,000,000 shares.	For	For	Management

3.00

Approve the REIT Protection amendment to amend the company’s charter to augment, enhance and clarify company stock ownership restrictions to protect the company’s status as a Real Estate Investment Trust for U.S. Federal Income Tax purposes.

		For	For	Management

4.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent accountants for the calendar year ending December 31, 2007.	For	For	Management

Company	Newcastle Investment Corporation
Ticker:	NCT	Cusip:	65105M108
Meeting Date:	5/17/2007	Record Date:	4/16/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Kevin J. Finnerty, (2) Kenneth M. Riis.	For	For	Management

2.00	Proposal to approve the appointment of Ernst & Young LLP as the company’s independent auditors for the fiscal year 2007.	For	For	Management

Company	Newkirk Realty Trust, Inc.
Ticker:	NKT	Cusip:	651497109
Meeting Date:	11/20/2006	Record Date:	10/13/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the agreement and plan of merger, dated as of July 23, 2006, by and among Lexington Corporate Properties Trust and Newkirk Realty Trust, Inc., as amended, a copy of which is attached as annex a to the joint proxy statement/prospectus, and the transactions contemplated thereby, including the merger of Newkirk with and into Lexington.

		For	For	Management

Company	NovaStar Financial, Inc.
Ticker:	NFI	Cusip:	669947400
Meeting Date:	5/4/2007	Record Date:	3/9/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: (1) W. Lance Anderson, (2) Gregory T. Barmore.	For	For	Management

2.00	Approval of a charter amendment to increase the authorized shares of capital stock.	For	For	Management

3.00	Ratification of the selection of Deloitte & Touche LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2007.	For	For	Management

Company	OMEGA Healthcare Investors, Inc.
Ticker:	OHI	Cusip:	681936100
Meeting Date:	5/24/2007	Record Date:	4/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Edward Lowenthal, (2) Stephen D. Plavin.	For	For	Management

2.00	Ratification of independent auditors Ernst & Young LLP.	For	For	Management

Company	Parkway Properties, Inc.
Ticker:	PKY	Cusip:	70159Q104
Meeting Date:	5/10/2007	Record Date:	3/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Daniel P. Friedman, (2) Roger P. Friou, (3) Martin L. Garcia, (4) Matthew W. Kaplan, (5) Michael J. Lipsey, (6) Steven G. Rogers, (7) Leland R. Speed, (8) Troy A. Stovall, (9) Lenore M. Sullivan.

		For	For	Management

2.00	To consider and ratify the appointment of Ernst & Young LLP as independent accountants of the company for the 2007 fiscal year.	For	For	Management

Company	Pennsylvania Real Estate Investment
Ticker:	PEI	Cusip:	709102107
Meeting Date:	5/31/2007	Record Date:	4/9/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Edward A. Glickman, (2) Rosemarie B. Greco, (3) Ira M. Lubert, (4) George F. Rubin.	For	For	Management

2.00	Approval of the 2008 restricted share plan for non-employee trustees.	For	For	Management

3.00	Ratification of the selection of KPMG LLP as independent auditor for 2007.	For	For	Management

Company	ProLogis
Ticker:	PLD	Cusip:	743410102
Meeting Date:	5/15/2007	Record Date:	3/12/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) K. Dane Brooksher, (2) Stephen L. Feinberg, (3) George L. Fotiades, (4) Christine N. Garvey, (5) Donald P. Jacobs, (6) Walter C. Rakowich, (7) Nelson C. Rising, (8) Jeffrey H. Schwartz, (9) D. Michael Steuert, (10) J. Andre Teixeira, (11) William D. Zollars, (12) Andrea M. Zulberti.

		For	For	Management

2.00	Ratify the appointment of the independent registered public accounting firm for 2007.	For	For	Management

Company	Public Storage, Inc.
Ticker:	PSA	Cusip:	74460D109
Meeting Date:	8/22/2006	Record Date:	6/23/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approval of the merger agreement dated as of March 6, 2006, by and among Public Storage, Inc., Shurgard Storage Centers, Inc. and Askl Sub LLC and the transactions contemplated thereby, including the issuance of Public Storage Common Stock.

		For	For	Management

2.00

Directors Recommend: A vote for election of the following nominees: (1) B. Wayne Hughes, (2) Ronald L. Havner, Jr., (3) Harvey Lenkin, (4) Robert J. Abernethy, (5) Dann V. Angeloff, (6) William C. Baker, (7) John T. Evans, (8) Uri P. Harkham, (9) B. Wayne Hughes, Jr., (10) Daniel C. Staton.

		For	For	Management

3.00	Ratification of appointment of Ernst & Young LLP, independent registered public accounting firm, to audit the accounts of Public Storage, Inc., for the fiscal year ending December 31, 2006.	For	For	Management

Company	Ramco-Gershenson Properties Trust
Ticker:	RPT	Cusip:	751452202
Meeting Date:	6/5/2007	Record Date:	4/9/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Dennis E. Gershenson, (2) Robert A. Meister, (3) Michael A. Ward.	For	For	Management

2.00	Ratification of the appointment of Grant Thornton LLP as the Trust’s independent registered public accounting firm for 2007.	For	For	Management

Company	Realty Income Corporation
Ticker:	O	Cusip:	756109104
Meeting Date:	5/15/2007	Record Date:	3/15/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Kathleen R. Allen, (2) Donald R. Cameron, (3) William E. Clark, Jr., (4) Roger P. Kuppinger, (5) Thomas A. Lewis, (6) Michael D. McKee, (7) Ronald L. Merriman, (8) Willard H. Smith Jr.

		For	For	Management

Company	Reckson Associates Realty Corp.
Ticker:	RA	Cusip:	75621K106
Meeting Date:	11/22/2006	Record Date:	10/13/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the merger of Reckson Associates Realty Corp. with and into Wyoming Acquisition Corp., a Maryland Corporation and subsidiary of SL Green Realty Corp., a Maryland Corporation, and to approve and adopt the other transactions contemplated by the agreement and plan of merger, dated as of August 3, 2006, all as more fully described in the proxy statement.

		For	For	Management

Company	Seaspan Corp.
Ticker:	SSW	Cusip:	Y75638109
Meeting Date:	4/16/2007	Record Date:	3/8/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Gerry Wang, (2) Peter Lorange, (3) Barry R. Pearl. ************* Could note vote as date of meeting had passed*************	For	Not voted	Management

2.00	Ratification of the appointment of KPMG LLP, chartered accountants, as Seaspan Corporation’s independent auditors for fiscal 2007. **************** Could not vote as date of meeting had passed********	For	Not voted	Management

Company	Simon Property Group, Inc.
Ticker:	SPG	Cusip:	828806109
Meeting Date:	5/10/2007	Record Date:	3/9/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Birch Bayh, (2) Melvyn E. Bergstein, (3) Linda Walker Bynoe, (4) Karen N. Horn, (5) Reuben S. Leibowitz, (6) J. Albert Smith, Jr., (7) Pieter S. Van Den Berg.

		For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for 2007.	For	For	Management

3.00	To consider and vote on a stockholder proposal to link pay to performance.	Against	Against	Stockholder

4.00	To consider and vote on a stockholder proposal regarding an advisory stockholder vote on executive compensation.	Against	Against	Stockholder

5.00	To consider and vote on a stockholder proposal regarding stockholder approval of future severance agreements.	Against	Against	Stockholder

Company	Sovran Self Storage, Inc.
Ticker:	SSS	Cusip:	84610H108
Meeting Date:	5/21/2007	Record Date:	3/30/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Robert J. Attea, (2) Kenneth F. Myszka, (3) John E. Burns, (4) Michael A. Elia, (5) Anthony P. Gammie, (6) Charles E. Lannon.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as independent auditors for fiscal year 2007.	For	For	Management

Company	Spirit Finance Corporation
Ticker:	SFC	Cusip:	848568309
Meeting Date:	7/2/2007	Record Date:	4/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Proposal to approve the merger of Redford Merger Co. with the company on substantially the terms and conditions set forth in the agreement and plan of merger dated as of March 12, 2007, by and among Redford HoldCo, LLC, Redford Merger Co. and the company.

		For	For	Management

2.00

Directors recommend: A vote for election of the following nominees: (1) Morton H. Fleischer, (2) Christopher H. Volk, (3) Willie R. Barnes, (4) Linda J. Blessing, (5) Dennis E. Mitchem, (6) Paul F. Oreffice, (7) James R. Parish, (8) Kenneth B. Roath, (9) Casey J. Sylla, (10) Shelby Yastrow.

		For	For	Management

3.00	Proposal to consider the ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

Company	Strategic Hotels & Resorts, Inc.
Ticker:	BEE	Cusip:	86272T106
Meeting Date:	5/17/2007	Record Date:	3/30/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Robert P. Bowen, (2) Michael W. Brennan, (3) Edward C. Coppola, (4) Kenneth Fisher, (5) Laurence S. Geller, (6) James A. Jeffs, (7) Sir David Michels, (8) William A. Prezant.

		For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as independent auditors for the fiscal year ending December 31, 2007.	For	For	Management

Company	Sun Communities, Inc.
Ticker:	SUI	Cusip:	866674104
Meeting Date:	5/23/2007	Record Date:	4/13/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Clunet R. Lewis, (2) Arthur A. Weiss.	For	For	Management

Company	Sunstone Hotel Investors, inc.
Ticker:	SHO	Cusip:	867892101
Meeting Date:	5/1/2007	Record Date:	3/19/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Robert A. Alter, (2) Lewis N. Wolff, (3) Z. Jamie Behar, (4) Thomas A. Lewis, (5) Keith M. Locker, (6) Keith P. Russell, (7) Steven R. Goldman.

		For	For	Management

2.00	Ratification of the audit committee’s appointment of Ernst & Young LLP to act as the independent registered public accounting firm for the fiscal year ending December 31, 2007.	For	For	Management

3.00	Approval of amendment to the 2004 long-term incentive plan to increase the number of authorized shares to be issued under the 2004 long-term incentive plan from 2,100,000 to 3,850,000.	For	For	Management

Company	Supertel Hospitality, Inc.
Ticker:	SPPR	Cusip:	868526104
Meeting Date:	5/24/2007	Record Date:	4/5/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Paul J. Schulte, (2) Steve H. Borgmann, (3) Jeffrey M. Zwerdling, (4) George R. Whittemore, (5) Loren Steele, (6) Joseph Caggiano, (7) Allen L. Dayton, (8) Patrick J. Jung.

		For	For	Management

2.00

To approve an amendment to the articles of incorporation to increase the authorized capital stock of the company by increasing the authorized shares of common stock from 25,000,000 to 100,000,000 and increasing the authorized shares of preferred stock from 10,000,000 to 40,000,000.

		For	For	Management

3.00	To ratify the selection of KPMG LLP as the company’s independent registered public accounting firm for fiscal year 2007.	For	For	Management

Company	Thomas Properties Group, Inc.
Ticker:	TPGI	Cusip:	884453101
Meeting Date:	5/30/2007	Record Date:	4/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) James A. Thomas, (2) R. Bruce Andrews, (3) Edward D. Fox, (4) John L. Goolsby, (5) Winston H. Hickox, (6) Randall L. Scott, (7) John R. Sischo.

		For	For	Management

2.00

Approval of the amendment of the company’s 2004 equity incentive plan (the “Plan”) to increase the number of shares of our common stock reserved for issuance or transfer under the plan from 2,011,906 shares to a total of 2,361,906 shares, all as more fully described in the proxy statement.

		For	For	Management

3.00	Ratification of the selection of Ernst & Young LLP as independent auditors of the company for the year ended December 31, 2007.	For	For	Management

Company	Thornburg Mortgage, Inc.
Ticker:	TMA	Cusip:	885218107
Meeting Date:	4/19/2007	Record Date:	3/5/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Anne-Drue M. Anderson, (2) David A. Ater, (3) Larry A. Goldstone, (4) Ike Kalangis. *********** Could not vote as meeting date had passed*******************

		For	Not voted	Management

Company	Trustreet Properties, Inc.
Ticker:	TSY	Cusip:	898404108
Meeting Date:	2/22/2007	Record Date:	1/3/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve the agreement and plan of merger, dated as of October 30, 2006, by and among Trustreet Properties, Inc., CNL APF Partners, LP and General Electric Capital Corporation, the merger and the other transactions contemplated by the merger agreement.

		For	For	Management

Company	UDR, Inc.
Ticker:	UDR	Cusip:	902653104
Meeting Date:	5/8/2007	Record Date:	3/13/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Katherine A. Cattanach, (2) Eric J. Foss, (3) Robert P. Freeman, (4) Jon A. Grove, (5) James D. Klingbeil, (6) Robert C. Larson, (7) Thomas R. Oliver, (8) Lynne B. Sagalyn, (9) Mark J. Sandler, (10) Thomas W. Toomey, (11) Thomas C. Wajnert.

		For	For	Management

2.00	Proposal to ratify the appointment of Ernst & Young LLP to serve as our independent auditors for the year ending December 31, 2007.	For	For	Management

Company	Universal Health Realty Income Trust
Ticker:	UHT	Cusip:	91359E105
Meeting Date:	6/1/2007	Record Date:	4/20/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Miles L. Berger, (2) Elliot J. Sussman, M.D.	For	For	Management

2.00	The approval of the Universal Health Realty Income Trust 2007 restricted stock plan.	For	For	Management

3.00	The consideration of one shareholder proposal.	Against	Against	Stockholder

Company	Urstadt Biddle Properties Inc.
Ticker:	UBA	Cusip:	917286205
Meeting Date:	3/8/2007	Record Date:	1/23/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: (1) Willing L. Biddle, (2) E. Virgil Conway, (3) Robert J. Mueller	For	For	Management

2.00	To ratify the appointment of PKF as the independent registered public accounting firm of the company for one year.	For	For	Management

Company	Vornado Realty Trust
Ticker:	VNO	Cusip:	929042109
Meeting Date:	5/17/2007	Record Date:	4/12/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Robert P. Kogod, (2) David Mandelbaum, (3) Richard R. West.	For	For	Management

2.00	Ratification of selection of independent registered public accounting firm.	For	For	Management

3.00	Shareholder proposal regarding majority voting for trustees.	Against	Against	Stockholder

Company	Washington Real Estate Investment
Ticker:	WRE	Cusip:	939653101
Meeting Date:	5/17/2007	Record Date:	3/14/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Mr. Edmund B. Cronin Jr., (2) Mr. John P. McDaniel.	For	For	Management

2.00	Declaration of trust amendments authorizing preferred shares.	For	For	Management

3.00	The adoption of the 2007 omnibus long-term incentive plan.	For	For	Management

Company	Windrose Medical Properties Trust
Ticker:	WRS	Cusip:	973491103
Meeting Date:	12/14/2006	Record Date:	11/8/2006

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Proposal one - Approval of the merger.	For	For	Management

Company	Winston Hotels, Inc.
Ticker:	WXH	Cusip:	97563A102
Meeting Date:	6/21/2007	Record Date:	5/11/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To adopt and approve the merger of Winston Hotels, Inc. with and into Inland American Acquisition (Winston), LLC pursuant to the agreement and plan of merger, dated as of April 2, 2007, all as more fully described in the proxy statement.

		For	For	Management

Company	Wyndham Worldwide Corporation
Ticker:	WYN	Cusip:	98310W108
Meeting Date:	4/26/2007	Record Date:	3/7/2007

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors Recommend: A vote for election of the following nominees: (1) Rt. Hon Brian Mulroney, (2) Michael H. Wargotz.	For	For	Management

2.00	To ratify and approve the appointment of Deloitte & Touche LLP as Wyndham Worldwide Corporation’s Independent Registered Public Accounting Firm for the year ending December 31, 2007.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Hospitality and Real Estate Fund

/s/Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 17, 2007